18. RECLAMATION PROVISION	12 Months Ended
Dec. 31, 2018
Reclamation Provision
Note 18 - RECLAMATION PROVISION

Management’s estimate of the reclamation provision at December 31, 2018, is $10,503 (December 31, 2017 – $11,638, January 1, 2017 – $6,963), and the undiscounted value of the obligation is $16,356 (December 31, 2017 – $17,529, January 1, 2017 – $7,634).

The present value of the obligation in Mexico of $1,309 (December 31, 2017 – $1,584, January 1, 2017 – $1,233) was calculated using a risk-free interest rate of 8.62% (December 31, 2017 – 7.68%, January 1, 2017 – 7.00%) and an inflation rate of 3.80% (December 31, 2017 – 6.77%, January 1, , 2017 – 4.25%). Reclamation activities are estimated to begin in 2019 for the San Gonzalo Mine and in 2028 for the Avino Mine.

The present value of the obligation for Bralorne of $9,490 (December 31, 2017 – $10,054, January 1, 2017 – $5,730) was calculated using a weighted average risk-free interest rate of 3.41% (December 31, 2017 – 3.46%, January 1, 2017 – 4.39%) and a weighted average inflation rate of 1.88% (December 31, 2017 – 1.67%, January 1, 2017 – 1.79%). Reclamation activities are estimated to begin in 2024.

A reconciliation of the changes in the reclamation provision during the years ended December 31, 2018, and 2017, is as follows:

	December 31, 2018	December 31, 2017

Balance at beginning of the period	$11,638	$6,963
Changes in estimates	(437)	3,900
Unwinding of discount	378	248
Effect of movements in exchange rates	(780)	527
Balance at end of the period	$10,799	$11,638
Less: current portion	(296)	-
Non-current portion	$10,503	$11,638